Shareholders' equity (Details Textual) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
	May 12, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Share capital		€ 4,005	€ 4,005
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	€ 0.40
Dividends paid, ordinary shares per share		€ 0.4	€ 0.4	€ 0.4
Capital redemption reserve		€ 581	€ 581
Other reserves		€ 42,490	€ 52,329
Number of shares outstanding		33,045,197	33,045,197
Treasury shares		€ 581	€ 581
Distributable Reserves		43,200
parent company [Member]
Statement Line Items [Line Items]
Share capital		€ 4,005,358,876	€ 4,005,358,876
Number of shares issued		3,634,185,330	3,634,185,330
Tigaz Zrt [Member]
Statement Line Items [Line Items]
Other reserves		€ 4	€ 4
Proportion of ownership interest in subsidiary		48.55%	48.55%
Eni Gas Power France SA [Member]
Statement Line Items [Line Items]
Other reserves		€ 124	€ 124
Proportion of ownership interest in subsidiary		45.99%	45.99%
Merger Reserve [Member]
Statement Line Items [Line Items]
Other reserves		€ 247	€ 247
Miscellaneous other reserves [member]
Statement Line Items [Line Items]
Other reserves		63	63
Accumulated other comprehensive income [member]
Statement Line Items [Line Items]
Other reserves		€ 90	21
Treasury Shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		€ 0.4
Dividends paid, ordinary shares per share		€ 0.80
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		€ 1,441
Other Reserves
Statement Line Items [Line Items]
Other reserves		€ 280	€ 211